UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Arience Capital Management, L.P.
Address: 745 Fifth Avenue, 7th Floor

         New York, NY  10151

13F File Number:  28-10758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
	   By:  Caryn Seidman-Becker, Managing Member
Title:
Phone:     212-303-3700

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $1,096,748 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUITY BRANDS INC              COM              00508Y102    24069   500600 SH       SOLE                   500600        0        0
AMAZON COM INC                 COM              023135106     8484   115700 SH       SOLE                   115700        0        0
APPLE INC                      COM              037833100     7336    43810 SH       SOLE                    43810        0        0
BAXTER INTL INC                COM              071813109    85514  1337405 SH       SOLE                  1337405        0        0
BR MALLS PARTICIPACOES SA      COM              99AD15PW4    15257  1577400 SH       SOLE                  1577400        0        0
BURGER KING HLDGS INC          COM              121208201    76424  2852693 SH       SOLE                  2852693        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104    41335   413805 SH       SOLE                   413805        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101     8728   454600 SH       SOLE                   454600        0        0
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202    15709   173525 SH       SOLE                   173525        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109     9529   239300 SH       SOLE                   239300        0        0
COVIDIEN LTD                   COM              G2552X108    85089  1776755 SH       SOLE                  1776755        0        0
DISCOVERY HOLDING CO           CL A COM         25468Y107    62597  2850516 SH       SOLE                  2850516        0        0
DST SYS INC DEL                COM              233326107    58036  1054248 SH       SOLE                  1054248        0        0
EAGLE MATERIALS INC            COM              26969P108    25826  1019589 SH       SOLE                  1019589        0        0
ELECTRONIC ARTS INC            COM              285512109    95307  2145099 SH       SOLE                  2145099        0        0
EQUINIX INC                    COM NEW          29444U502    33297   373200 SH       SOLE                   373200        0        0
GAFISA S A                     SPONS ADR        362607301    40888  1189647 SH       SOLE                  1189647        0        0
GENERAL CABLE CORP DEL NEW     COM              369300108    16140   265240 SH       SOLE                   265240        0        0
HEALTHSOUTH CORP               COM NEW          421924309    40761  2451040 SH       SOLE                  2451040        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302    31017   705103 SH       SOLE                   705103        0        0
MONSTER WORLDWIDE INC          COM              611742107    42965  2084683 SH       SOLE                  2084683        0        0
NALCO HOLDING COMPANY          COM              62985Q101    63765  3014902 SH       SOLE                  3014902        0        0
NII HLDGS INC                  CL B NEW         62913F201    35750   752784 SH       SOLE                   752784        0        0
NINTENDO CO LTD                COM              6639550      18110    32100 SH       SOLE                    32100        0        0
NUCOR CORP                     COM              670346105    12216   163600 SH       SOLE                   163600        0        0
QUALCOMM INC                   COM              747525103    15618   352000 SH       SOLE                   352000        0        0
QUANTA SVCS INC                COM              74762E102    12905   387900 SH       SOLE                   387900        0        0
SCHERING PLOUGH CORP           COM              806605101    12194   619300 SH       SOLE                   619300        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    11075   539200 SH       SOLE                   539200        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    17148   427942 SH       SOLE                   427942        0        0
UBISOFT ENTERTAINMENT          COM              9900022K2     7941    90500 SH       SOLE                    90500        0        0
URS CORP NEW                   COM              903236107    12645   301276 SH       SOLE                   301276        0        0
VERISIGN INC                   COM              92343E102    29771   787600 SH       SOLE                   787600        0        0
WYETH                          COM              983024100     6455   134600 SH       SOLE                   134600        0        0
XTO ENERGY INC                 COM              98385X106    16847   245900 SH       SOLE                   245900        0        0